Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 69	$ 63
Benefit obligation at end of year	57	55
Funded status	12	8
Pension
Defined Contribution Plan Disclosure [Line Items]
Defined contribution cost	16	17	$ 16
Retirement Savings (401(k) Plan)
Defined Contribution Plan Disclosure [Line Items]
Defined contribution cost	$ 27	$ 25	$ 28